Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Disclosure of quantitative information about right-of-use assets

FOR THE YEAR ENDED DECEMBER 31, 2022	NOTE	NETWORK INFRASTRUCTURE AND EQUIPMENT	LAND AND BUILDINGS	TOTAL
COST
January 1, 2022		3,240	3,931	7,171
Additions		681	336	1,017
Transfers		(195)	(6)	(201)
Business combinations/(business disposition)		2	(11)	(9)
Lease terminations		(35)	(7)	(42)
Impairment losses recognized in earnings	8	—	(124)	(124)
December 31, 2022		3,693	4,119	7,812
ACCUMULATED DEPRECIATION
January 1, 2022		1,554	1,538	3,092
Depreciation		374	335	709
Transfers		(112)	(5)	(117)
Business disposition		—	(7)	(7)
Lease terminations		(12)	(3)	(15)
December 31, 2022		1,804	1,858	3,662
NET CARRYING AMOUNT
January 1, 2022		1,686	2,393	4,079
December 31, 2022		1,889	2,261	4,150

FOR THE YEAR ENDED DECEMBER 31, 2021	NOTE	NETWORK INFRASTRUCTURE AND EQUIPMENT	LAND AND BUILDINGS	TOTAL
COST
January 1, 2021		3,690	2,995	6,685
Additions		574	214	788
Transfers		(977)	722	(255)
Business combinations		—	12	12
Lease terminations		(47)	(6)	(53)
Impairment losses recognized in earnings	8	—	(6)	(6)
December 31, 2021		3,240	3,931	7,171
ACCUMULATED DEPRECIATION
January 1, 2021		1,473	1,086	2,559
Depreciation		419	275	694
Transfers		(310)	177	(133)
Lease terminations		(28)	—	(28)
December 31, 2021		1,554	1,538	3,092
NET CARRYING AMOUNT
January 1, 2021		2,217	1,909	4,126
December 31, 2021		1,686	2,393	4,079

Disclosure of additional information about leasing activities for lessee
The following table provides the expenses related to leases recognized in net earnings.

FOR THE YEAR ENDED DECEMBER 31	2022	2021
Interest expense on lease liabilities	165	177
Variable lease payment expenses not included in the measurement of lease liabilities	133	122
Expenses for leases of low value assets	60	60
Expenses for short-term leases	27	31